SUPPLEMENT DATED APRIL 19, 2017

TO PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
 DELAWARE LIFE (N.Y.) VARIABLE ACCOUNT D

This supplement contains information about the Delaware VIP Smid Cap Growth Series (the "Series") that is available under your Policy.

On or about April 28, 2017, the Series will change its name to Delaware VIP Smid Cap Core Series.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Protector II, Accumulator II, Survivorship II (NY) Delaware VIP                                   2017